Credit Risk and Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Credit Risk and Concentrations [Abstract]
Credit Risk and Concentrations

Note 16 - Credit Risk and Concentrations

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash and cash equivalents. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits. Cash is also maintained at foreign financial institutions for its Canadian subsidiary and its majority-owned Saudi Arabia subsidiary. Cash in foreign financial institutions as of September 30, 2017 and December 31, 2016 was immaterial. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

The following table sets forth the percentages of revenue derived by the Company from those customers which accounted for at least 10% of revenues during the nine months ended September 30, 2017 and 2016 (in thousands):

	For the Nine Months Ended September 30, 2017		For the Nine Months Ended September 30, 2016
	$	%	$	%
Customer A	6,345	16%	--	--
Customer B	--	--	10,180	26%

The following table sets forth the percentages of revenue derived by the Company from those customers which accounted for at least 10% of revenues during the three months ended September 30, 2017 and 2016 (in thousands):

	For the Three Months Ended September 30, 2017		For the Three Months Ended September 30, 2016
	$	%	$	%
Customer C	1,424	12%	--	--
Customer D	1,237	10%	--	--
Customer B	--	--	1,463	13%
Customer E	--	--	1,857	17%

As of September 30, 2017, Customer A represented approximately 21% and Customer B represented approximately 16% of total accounts receivable. As of September 30, 2016, Customer C represented approximately 51% of total accounts receivable.

As of September 30, 2017, two vendors represented approximately 27% and 13% of total gross accounts payable. Purchases from these vendors during the three months ended September 30, 2017 were $0.7 million and $2.8 million. Purchases from these vendors during the nine months ended September 30, 2017 were $6.5 million and $2.8 million.  As of September 30, 2016, one vendor represented approximately 56% of total gross accounts payable. Purchases from this vendor during the three months ended September 30, 2016 were $3.7 million. Purchases from this vendor during the nine months ended September 30, 2016 were $13.5 million.

Note 25 — Credit Risk and Concentrations

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash and cash equivalents. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits. Cash is also maintained at foreign financial institutions for its Canadian subsidiary and its majority-owned Saudi Arabia subsidiary. Cash in foreign financial institutions as of December 31, 2016 and 2015 was immaterial. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

The following table sets forth the percentages of revenue derived by the Company from those customers which accounted for at least 10% of revenues during the years ended December 31, 2016 and 2015 (in thousands):

	Year Ended December 31, 2016		Year Ended December 31, 2015
	$	%	$	%
Customer A	11,650	28%	16,705	25%
Customer B	—	—	7,492	11%

As of December 31, 2016, Customer C represented approximately 29%, Customer A represented approximately 18%, and Customer B represented approximately 14% of total accounts receivable. As of December 31, 2015, Customer A represented approximately 12%, Customer E represented approximately 12%, Customer G represented approximately 12% and Customer B represented approximately 11% of total accounts receivable.

As of December 31, 2016, one vendor represented approximately 43% of total gross accounts payable. Purchases from this vendor during the year ended December 31, 2016 were $16.3 million. As of December 31, 2015, two vendors represented approximately 40% and 22% of total gross accounts payable. Purchases from this vendor during the year ended December 31, 2015 were $24.6 million and $2.8 million.

For the year ended December 31, 2016, one vendor represented approximately 50% of total purchases. For the year ended December 31, 2015, two vendors represented approximately 56% and 11% of total purchases.